Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 10.9%
494,856	Abe Investment Holdings, Inc. 4.625% (3-Month USD Libor+450 basis points), 2/19/2026[2,3,4]	$495,989
256,750	Alterra Mountain Co. 4.000% (1-Month USD Libor+350 basis points), 8/17/2028[2,3,4]	256,654
201,022	American Consolidated Natural Resources, Inc. 17.000% (1-Month USD Libor+1,300 basis points), 9/16/2025[2,4]	206,047
	American Rock Salt Co. LLC
498,750	4.750% (1-Month USD Libor+400 basis points), 6/11/2028[2,4]	502,074
250,000	8.000% (1-Month USD Libor+725 basis points), 6/11/2029[2,4]	249,688
494,886	Amynta Agency Borrower, Inc. 4.587% (3-Month USD Libor+450 basis points), 2/28/2025[2,3,4]	494,733
850,000	Artera Services LLC 8.250% (3-Month USD Libor+725 basis points), 3/6/2026[2,3,4]	848,143
	Aruba Investments Holdings, LLC
248,750	4.750% (1-Month USD Libor+400 basis points), 11/24/2027[2,3,4]	249,838
400,000	8.500% (1-Month USD Libor+775 basis points), 11/24/2028[2,3,4]	404,334
500,000	Avaya, Inc. 4.340% (1-Month USD Libor+425 basis points), 12/15/2027[2,3,4]	502,230
297,754	Canada Goose, Inc. 4.250% (1-Month USD Libor+350 basis points), 10/7/2027[2,3,4,5]	298,745
298,500	CCI Buyer, Inc. 4.750% (1-Month USD Libor+400 basis points), 12/17/2027[2,3,4]	299,776
	CCS-CMGC Holdings, Inc.
267,438	5.584% (3-Month USD Libor+550 basis points), 10/1/2025[2,3,4]	263,159
150,000	9.129% (3-Month USD Libor+900 basis points), 10/1/2026[2,3,4]	149,250
492,500	Delek U.S. Holdings, Inc. 6.500% (1-Month USD Libor+550 basis points), 3/30/2025[2,3,4]	494,716
744,375	ECI Macola/Max Holding LLC 4.500% (1-Month USD Libor+375 basis points), 11/9/2027[2,3,4]	747,516
350,000	Flexential Intermediate Corp. 7.330% (3-Month USD Libor+725 basis points), 8/1/2025[2,3,4]	325,500
498,434	Forterra Finance LLC 4.000% (3-Month USD Libor+300 basis points), 10/25/2023[2,3,4]	499,008
398,000	Grab Holdings, Inc. 5.500% (1-Month USD Libor+450 basis points), 1/29/2026[2,3,4,5]	402,643
595,500	Great Outdoors Group LLC 5.000% (1-Month USD Libor+425 basis points), 3/5/2028[2,3,4]	598,230
691,897	Idera, Inc. 4.500% (1-Month USD Libor+375 basis points), 3/2/2028[2,3,4]	691,970
680,457	Inmar, Inc. 5.000% (3-Month USD Libor+400 basis points), 5/1/2024[2,3,4]	679,729
246,803	IRB Holding Corp. 2.750% (1-Month USD Libor+275 basis points), 2/5/2025[2,3,4]	246,507

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
339,139	Isagenix International LLC 6.750% (3-Month USD Libor+575 basis points), 6/14/2025[2,3,4]	$264,812
646,750	Ivanti Software, Inc. 5.750% (1-Month USD Libor+475 basis points), 12/1/2027[2,3,4]	647,355
768,073	Kestrel Acquisition LLC 5.250% (3-Month USD Libor+425 basis points), 6/30/2025[2,3,4,6,7]	674,307
199,092	LBM Acquisition LLC 4.500% (1-Month USD Libor+375 basis points), 12/18/2027[2,3,4]	196,742
160,956	Life Time, Inc. 5.750% (1-Month USD Libor+475 basis points), 12/15/2024[2,3,4]	162,549
	Lightstone Holdco LLC
473,305	4.750% (3-Month USD Libor+375 basis points), 1/30/2024[2,3,4]	419,696
26,695	4.750% (3-Month USD Libor+375 basis points), 1/30/2024[2,3,4]	23,672
595,500	LogMeIn, Inc. 4.834% (1-Month USD Libor+475 basis points), 8/31/2027[2,3,4]	595,408
500,000	Magenta Buyer LLC 5.750% (1-Month USD Libor+500 basis points), 7/27/2028[2,3,4]	497,187
247,416	Mauser Packaging Solutions Holding Co. 3.381% (3-Month USD Libor+325 basis points), 4/3/2024[2,3,4]	241,309
382,050	McAfee LLC 3.837% (3-Month USD Libor+375 basis points), 9/29/2024[2,3,4]	382,839
633,750	Minotaur Acquisition, Inc. 4.837% (3-Month USD Libor+500 basis points), 3/29/2026[2,3,4]	631,690
750,000	Mitchell International, Inc. 7.000% (1-Month USD Libor+650 basis points), 10/15/2029[2,3,4]	757,406
	National Mentor Holdings, Inc.
692,624	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[2,3,4]	689,351
32,230	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[2,3,4,6,7]	32,078
21,866	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[2,3,4]	21,763
398,344	NeuStar, Inc. 9.000% (3-Month USD Libor+800 basis points), 8/8/2025[2,3,4]	398,983
750,000	Oregon Clean Energy LLC 4.750% (3-Month USD Libor+375 basis points), 3/1/2026[2,3,4]	690,000
249,375	Pluto Acquisition I, Inc. 4.135% (1-Month USD Libor+400 basis points), 6/20/2026[2,3,4]	249,739
100,000	Prairie ECI Acquiror LP 4.000% (3-Month USD Libor+475 basis points), 3/11/2026[2,3,4]	96,788
325,000	Quest Software U.S. Holdings, Inc. 8.379% (3-Month USD Libor+825 basis points), 5/18/2026[2,3,4]	325,340
750,000	Redstone Holdco 2 LP 8.500% (1-Month USD Libor+775 basis points), 8/6/2029[2,3,4]	726,562
400,000	Renaissance Holdings Corp. 7.087% (3-Month USD Libor+700 basis points), 5/29/2026[2,3,4]	402,252

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
395,960	Rohm Holding GmbH 4.904% (1-Month USD Libor+500 basis points), 7/31/2026[2,3,4,5]	$397,569
574,515	Sabert Corp. 5.500% (1-Month USD Libor+450 basis points), 12/10/2026[2,3,4]	575,414
494,872	Scientific Games International, Inc. 2.837% (1-Month USD Libor+275 basis points), 8/14/2024[2,3,4]	493,494
342,795	Serta Simmons Bedding LLC 3.500% (3-Month USD Libor+350 basis points), 11/8/2023[2,3,4]	232,852
494,911	Severin Acquisition LLC 3.336% (1-Month USD Libor+325 basis points), 8/1/2025[2,3,4]	494,139
455,882	SK Invictus Intermediate II Sarl 6.834% (3-Month USD Libor+675 basis points), 3/28/2026[2,3,4,5]	456,167
247,495	Surf Holdings LLC 3.616% (1-Month USD Libor+350 basis points), 3/5/2027[2,3,4]	246,299
496,250	U.S. Radiology Specialists, Inc. 6.250% (1-Month USD Libor+550 basis points), 12/15/2027[2,3,4]	498,808
396,962	U.S. Renal Care, Inc. 5.087% (3-Month USD Libor+500 basis points), 7/26/2026[2,3,4]	394,878
388,478	U.S. Silica Co. 5.000% (3-Month USD Libor+400 basis points), 5/1/2025[2,4]	381,679
600,000	Vision Solutions, Inc. 4.750% (1-Month USD Libor+400 basis points), 5/28/2028[2,3,4]	600,750
	Total Bank Loans
	(Cost $23,439,194)	23,806,356
	BONDS — 85.6%
	ASSET-BACKED SECURITIES — 76.4%
500,000	Allegany Park CLO Ltd. Series 2019-1A, Class D, 3.832% (3-Month USD Libor+370 basis points), 1/20/2033[3,4,8]	501,143
375,000	Anchorage Credit Opportunities CLO Ltd. Series 2019-1A, Class E, 7.682% (3-Month USD Libor+755 basis points), 1/20/2032[3,4,8]	372,998
750,000	Annisa CLO Series 2016-2A, Class DR, 3.132% (3-Month USD Libor+300 basis points), 7/20/2031[3,4,8]	747,216
	Apidos CLO
2,000,000	Series 2015-21A, Class DR, 5.322% (3-Month USD Libor+520 basis points), 7/18/2027[3,4,8]	1,997,456
925,000	Series 2017-28A, Class D, 5.632% (3-Month USD Libor+550 basis points), 1/20/2031[3,4,8]	889,172
1,500,000	Series 2013-12A, Class DR, 2.724% (3-Month USD Libor+260 basis points), 4/15/2031[3,4,8]	1,455,000

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Apidos CLO Series 2012-11A, Class DR3, 3.872% (3-Month USD Libor+375 basis points), 4/17/2034[3,4,8]	$1,014,127
1,000,000	Ares CLO Ltd. Series 2020-58A, Class E, 7.154% (3-Month USD Libor+703 basis points), 1/15/2033[3,4,8]	1,004,441
	ASSURANT CLO Ltd.
1,000,000	Series 2017-1A, Class E, 6.592% (3-Month USD Libor+646 basis points), 10/20/2029[3,4,8]	1,000,000
1,000,000	Series 2019-5A, Class E, 7.464% (3-Month USD Libor+734 basis points), 1/15/2033[3,4,8]	1,005,026
1,000,000	Series 2017-1A, Class ER, 7.330% (3-Month USD Libor+720 basis points), 10/20/2034[3,4,8]	980,000
1,750,000	Atrium Series 12A, Class DR, 2.928% (3-Month USD Libor+280 basis points), 4/22/2027[3,4,8]	1,741,431
500,000	Avery Point CLO Ltd. Series 2015-6A, Class E1, 5.621% (3-Month USD Libor+550 basis points), 8/5/2027[3,4,8]	482,718
500,000	Bain Capital Credit CLO Series 2018-1A, Class D, 2.824% (3-Month USD Libor+270 basis points), 4/23/2031[3,4,8]	481,502
1,000,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 6.874% (3-Month USD Libor+675 basis points), 7/15/2032[3,4,8]	997,673
	Barings CLO Ltd.
1,000,000	Series 2013-IA, Class ER, 5.332% (3-Month USD Libor+520 basis points), 1/20/2028[3,4,8]	983,283
750,000	Series 2013-IA, Class FR, 6.882% (3-Month USD Libor+675 basis points), 1/20/2028[3,4,8]	718,343
2,300,000	Series 2017-1A, Class E, 6.122% (3-Month USD Libor+600 basis points), 7/18/2029[3,4,8]	2,308,810
1,000,000	Series 2017-1A, Class F, 7.572% (3-Month USD Libor+745 basis points), 7/18/2029[3,4,8]	961,282
800,000	Series 2019-4A, Class E, 7.514% (3-Month USD Libor+739 basis points), 1/15/2033[3,4,8]	802,901
1,500,000	Series 2019-1A, Class ER, 6.984% (3-Month USD Libor+686 basis points), 4/15/2036[3,4,8]	1,502,484
1,000,000	Series 2020-1A, Class DR, 3.324% (3-Month USD Libor+320 basis points), 10/15/2036[3,4,8]	999,998
1,000,000	Series 2020-1A, Class ER, 6.774% (3-Month USD Libor+665 basis points), 10/15/2036[3,4,8]	999,976

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Barings Euro CLO
750,000	Series 2020-1A, Class E, 6.900% (3-Month EUR Libor+690 basis points), 4/21/2033[3,4,8]	$870,237
1,000,000	Series 2020-1X, Class F, 7.980% (3-Month EUR Libor+798 basis points), 4/21/2033[3,4]	1,146,310
500,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 3.574% (3-Month USD Libor+345 basis points), 1/25/2035[3,4,8]	501,872
	Benefit Street Partners CLO Ltd.
805,000	Series 2013-IIA, Class CR, 3.824% (3-Month USD Libor+370 basis points), 7/15/2029[3,4,8]	807,463
1,000,000	Series 2013-IIIA, Class DR, 6.732% (3-Month USD Libor+660 basis points), 7/20/2029[3,4,8]	967,867
750,000	Series 2018-5BA, Class C, 3.062% (3-Month USD Libor+293 basis points), 4/20/2031[3,4,8]	730,783
1,250,000	Series 2018-14A, Class E, 5.482% (3-Month USD Libor+535 basis points), 4/20/2031[3,4,8]	1,192,719
1,250,000	Series 2019-17A, Class ER, 6.474% (3-Month USD Libor+635 basis points), 7/15/2032[3,4,8]	1,245,098
1,250,000	Series 2020-21A, Class DR, 3.434% (3-Month USD Libor+335 basis points), 10/15/2034[3,4,8]	1,250,134
1,500,000	Series 2020-21A, Class ER, 6.784% (3-Month USD Libor+670 basis points), 10/15/2034[3,4,8]	1,499,973
1,000,000	Series 2021-24A, Class E, 6.780% (3-Month USD Libor+661 basis points), 10/20/2034[3,4,8]	989,948
500,000	Canyon Capital CLO Ltd. Series 2014-1A, Class CR, 2.879% (3-Month USD Libor+275 basis points), 1/30/2031[3,4,8]	485,950
500,000	Carbone CLO Ltd. Series 2017-1A, Class D, 6.032% (3-Month USD Libor+590 basis points), 1/20/2031[3,4,8]	496,055
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class DR, 2.722% (3-Month USD Libor+260 basis points), 4/17/2031[3,4,8]	480,248
1,303,000	Carlyle U.S. CLO Ltd. Series 2019-3A, Class D, 7.162% (3-Month USD Libor+703 basis points), 10/20/2032[3,4,8]	1,307,043
1,250,000	Cedar Funding CLO Ltd. Series 2020-12A, Class E, 6.124% (3-Month USD Libor+600 basis points), 10/25/2032[3,4,8]	1,251,580
1,000,000	CIFC European Funding CLO Series 3X, Class D, 3.600% (3-Month EUR Libor+360 basis points), 1/15/2034[3,4]	1,164,381

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	CIFC Funding Ltd.
750,000	Series 2015-3A, Class DR, 2.624% (3-Month USD Libor+250 basis points), 4/19/2029[3,4,8]	$742,526
1,000,000	Series 2017-1A, Class D, 3.630% (3-Month USD Libor+350 basis points), 4/23/2029[3,4,8]	1,000,228
500,000	Series 2018-3A, Class E, 5.622% (3-Month USD Libor+550 basis points), 7/18/2031[3,4,8]	488,840
1,000,000	Series 2016-1A, Class ER, 7.830% (3-Month USD Libor+770 basis points), 10/21/2031[3,4,8]	1,001,209
1,850,000	Series 2019-5A, Class D, 6.964% (3-Month USD Libor+684 basis points), 10/15/2032[3,4,8]	1,854,968
500,000	Series 2019-6A, Class E, 7.522% (3-Month USD Libor+740 basis points), 1/16/2033[3,4,8]	501,661
1,000,000	Series 2019-2A, Class ER, 6.712% (3-Month USD Libor+659 basis points), 4/17/2034[3,4,8]	1,012,980
	Crestline Denali CLO Ltd.
750,000	Series 2018-1A, Class D, 2.732% (3-Month USD Libor+260 basis points), 1/20/2030[3,4,8]	714,182
500,000	Series 2016-1A, Class DR, 3.474% (3-Month USD Libor+335 basis points), 10/23/2031[3,4,8]	482,719
	Cumberland Park CLO Ltd.
1,000,000	Series 2015-2A, Class DR, 2.832% (3-Month USD Libor+270 basis points), 7/20/2028[3,4,8]	1,001,681
1,500,000	Series 2015-2A, Class ER, 5.782% (3-Month USD Libor+565 basis points), 7/20/2028[3,4,8]	1,502,178
1,750,000	Dartry Park CLO DAC Series 1X, Class CRR, 3.350% (3-Month EUR Libor+335 basis points), 1/28/2034[3,4]	2,027,779
1,000,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 2.874% (3-Month USD Libor+275 basis points), 4/15/2031[3,4,8]	949,445
	Dryden CLO Ltd.
995,000	Series 2018-57A, Class D, 2.675% (3-Month USD Libor+255 basis points), 5/15/2031[3,4,8]	975,660
330,000	Series 2018-57A, Class E, 5.325% (3-Month USD Libor+520 basis points), 5/15/2031[3,4,8]	318,988
1,000,000	Series 2018-70A, Class E, 6.172% (3-Month USD Libor+605 basis points), 1/16/2032[3,4,8]	996,253
500,000	Series 2020-78A, Class D, 3.122% (3-Month USD Libor+300 basis points), 4/17/2033[3,4,8]	501,521
1,000,000	Series 2020-77A, Class ER, 6.004% (3-Month USD Libor+587 basis points), 5/20/2034[3,4,8]	993,291

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2020-77A, Class FR, 7.724% (3-Month USD Libor+759 basis points), 5/20/2034[3,4,8]	$971,071
1,000,000	Series 2020-86A, Class DR, 3.322% (3-Month USD Libor+320 basis points), 7/17/2034[3,4,8]	1,000,149
500,000	Dryden Senior Loan Fund Series 2016-45A, Class DR, 3.274% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	502,189
	Eaton Vance CLO Ltd.
1,075,000	Series 2015-1A, Class DR, 2.632% (3-Month USD Libor+250 basis points), 1/20/2030[3,4,8]	1,052,653
850,000	Series 2015-1A, Class ER, 5.732% (3-Month USD Libor+560 basis points), 1/20/2030[3,4,8]	835,728
500,000	Series 2014-1RA, Class E, 5.824% (3-Month USD Libor+570 basis points), 7/15/2030[3,4,8]	481,882
750,000	Series 2018-1A, Class D, 3.324% (3-Month USD Libor+320 basis points), 10/15/2030[3,4,8]	753,872
1,000,000	Series 2020-2A, Class E, 7.444% (3-Month USD Libor+732 basis points), 10/15/2032[3,4,8]	1,008,256
1,500,000	Series 2013-1A, Class D3R, 6.924% (3-Month USD Libor+680 basis points), 1/15/2034[3,4,8]	1,505,297
600,000	Elmwood CLO Ltd. Series 2019-3A, Class FR, 7.864% (3-Month USD Libor+774 basis points), 10/20/2034[3,4,8]	576,000
1,000,000	Flatiron CLO LLC Series 2021-2A, Class E, 6.538% (3-Month USD Libor+620 basis points), 10/15/2034[3,4,8]	1,000,000
	Flatiron CLO Ltd.
5,425,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[3,8,9]	4,129,602
3,500,000	Series 2018-1A, Class SUB, 0.000%, 4/17/2031[3,8,9]	2,661,487
1,000,000	Series 2020-1A, Class D, 3.921% (3-Month USD Libor+379 basis points), 11/20/2033[3,4,8]	1,011,981
1,750,000	Series 2020-1A, Class E, 7.981% (3-Month USD Libor+785 basis points), 11/20/2033[3,4,8]	1,801,343
750,000	Series 2021-1A, Class E, 6.151% (3-Month USD Libor+600 basis points), 7/19/2034[3,4,8]	749,942
500,000	Galaxy CLO Ltd. Series 2017-24A, Class E, 5.624% (3-Month USD Libor+550 basis points), 1/15/2031[3,4,8]	486,533
1,000,000	Generate CLO Ltd. Series 9A, Class E, 6.990% (3-Month USD Libor+685 basis points), 10/20/2034[3,4,8]	990,000

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
500,000	Goldentree Loan Management U.S. CLO Ltd. Series 2020-8A, Class ER, 6.282% (3-Month USD Libor+615 basis points), 10/20/2034[3,4,8]	$498,079
1,500,000	Goldentree Loan Opportunities Ltd. Series 2016-12A, Class ER, 5.530% (3-Month USD Libor+540 basis points), 7/21/2030[3,4,8]	1,477,934
	GoldentTree Loan Management U.S. CLO Ltd.
1,460,000	Series 2021-10A, Class E, 6.332% (3-Month USD Libor+620 basis points), 7/20/2034[3,4,8]	1,456,582
750,000	Series 2021-10A, Class F, 7.922% (3-Month USD Libor+779 basis points), 7/20/2034[3,4,8]	728,262
500,000	Greenwood Park CLO Ltd. Series 2018-1A, Class E, 5.074% (3-Month USD Libor+495 basis points), 4/15/2031[3,4,8]	485,944
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 5.520% (3-Month EUR Libor+552 basis points), 11/21/2031[3,4]	1,142,482
	Grippen Park CLO Ltd.
4,000,000	Series 2017-1A, Class SUB, 0.000%, 1/20/2030[3,8,9]	2,673,957
1,000,000	Series 2017-1A, Class E, 5.832% (3-Month USD Libor+570 basis points), 1/20/2030[3,4,8]	996,252
	Highbridge Loan Management Ltd.
1,850,000	Series 7A-2015, Class DR, 2.525% (3-Month USD Libor+240 basis points), 3/15/2027[3,4,8]	1,819,200
850,000	Series 3A-2014, Class CR, 3.722% (3-Month USD Libor+360 basis points), 7/18/2029[3,4,8]	845,154
875,000	Series 5A-2015, Class DRR, 3.274% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	843,621
	HPS Loan Management Ltd.
500,000	Series 8A-2016, Class ER, 5.632% (3-Month USD Libor+550 basis points), 7/20/2030[3,4,8]	479,223
1,375,000	Series 15A-19, Class E, 6.728% (3-Month USD Libor+660 basis points), 7/22/2032[3,4,8]	1,373,416
1,000,000	Invesco CLO Ltd. Series 2021-1A, Class E, 6.584% (3-Month USD Libor+646 basis points), 4/15/2034[3,4,8]	995,610
1,000,000	Jay Park CLO Ltd. Series 2016-1A, Class DR, 5.332% (3-Month USD Libor+520 basis points), 10/20/2027[3,4,8]	992,934
1,000,000	KKR CLO Ltd. Series 13, Class ER, 5.072% (3-Month USD Libor+495 basis points), 1/16/2028[3,4,8]	996,136

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	LCM LP Series 18A, Class DR, 2.932% (3-Month USD Libor+280 basis points), 4/20/2031[3,4,8]	$970,427
	Madison Park Funding Ltd.
1,250,000	Series 2015-19A, Class CR, 2.278% (3-Month USD Libor+215 basis points), 1/22/2028[3,4,8]	1,249,773
1,000,000	Series 2015-19A, Class DR, 4.478% (3-Month USD Libor+435 basis points), 1/22/2028[3,4,8]	978,272
1,000,000	Series 2014-13A, Class FR, 8.074% (3-Month USD Libor+795 basis points), 4/19/2030[3,4,8]	983,229
	Magnetite Ltd.
500,000	Series 2015-16A, Class ER, 5.122% (3-Month USD Libor+500 basis points), 1/18/2028[3,4,8]	498,456
1,000,000	Series 2019-22A, Class ER, 6.474% (3-Month USD Libor+635 basis points), 4/15/2031[3,4,8]	1,002,042
1,050,000	Series 2015-12A, Class FR, 8.074% (3-Month USD Libor+795 basis points), 10/15/2031[3,4,8]	1,022,834
1,500,000	Series 2015-14RA, Class F, 8.052% (3-Month USD Libor+793 basis points), 10/18/2031[3,4,8]	1,449,348
750,000	Series 2020-28A, Class E, 7.204% (3-Month USD Libor+708 basis points), 10/25/2031[3,4,8]	752,265
1,075,000	Series 2019-24A, Class E, 7.074% (3-Month USD Libor+695 basis points), 1/15/2033[3,4,8]	1,077,539
800,000	Milos CLO Ltd. Series 2017-1A, Class ER, 6.282% (3-Month USD Libor+615 basis points), 10/20/2030[3,4,8]	801,236
1,000,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2021-1A, Class E, 6.883% (3-Month USD Libor+675 basis points), 10/20/2034[3,4,8]	1,000,000
1,000,000	Mountain View CLO Ltd. Series 2015-10A, Class E, 4.972% (3-Month USD Libor+485 basis points), 10/13/2027[3,4,8]	990,455
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER, 6.182% (3-Month USD Libor+606 basis points), 10/17/2030[3,4,8]	987,606
5,000,000	Series 2015-20A, Class SUB, 0.000%, 7/15/2034[3,8,9]	2,571,716
	Neuberger Berman Loan Advisers CLO Ltd.
1,000,000	Series 2018-27A, Class E, 5.324% (3-Month USD Libor+520 basis points), 1/15/2030[3,4,8]	983,466
1,450,000	Series 2019-32A, Class ER, 6.224% (3-Month USD Libor+610 basis points), 1/20/2032[3,4,8]	1,451,948

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
528,045	Series 2019-35A, Class D, 3.824% (3-Month USD Libor+370 basis points), 1/19/2033[3,4,8]	$529,833
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 3.000% (3-Month EUR Libor+300 basis points), 4/17/203[43,4]	1,141,111
	New Mountain CLO Ltd.
1,000,000	Series CLO-2A, Class E, 6.484% (3-Month USD Libor+636 basis points), 4/15/2034[3,4,8]	999,634
1,500,000	Series CLO-1A, Class ER, 6.809% (3-Month USD Libor+668 basis points), 10/15/2034[3,4,8]	1,492,593
1,000,000	Series CLO-3A, Class E, 6.731% (3-Month USD Libor+660 basis points), 10/20/2034[3,4,8]	999,849
1,250,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 4.882% (3-Month USD Libor+475 basis points), 4/20/2034[3,4,8]	1,259,112
	OCP CLO Ltd.
1,000,000	Series 2020-18A, Class ER, 6.562% (3-Month USD Libor+643 basis points), 7/20/2032[3,4,8]	998,912
1,000,000	Series 2019-17A, Class ER, 6.632% (3-Month USD Libor+650 basis points), 7/20/2032[3,4,8]	1,001,993
1,000,000	Series 2021-22A, Class E, 0.000% (3-Month USD Libor+660 basis points), 12/2/2034[3,4,8]	1,000,000
	Octagon Investment Partners Ltd.
500,000	Series 2019-3A, Class ER, 6.874% (3-Month USD Libor+675 basis points), 7/15/2034[3,4,8]	500,079
750,000	Series 2020-1A, Class ER, 6.382% (3-Month USD Libor+625 basis points), 7/20/2034[3,4,8]	749,678
1,000,000	Octagon Ltd. Series 2021-1A, Class E, 6.653% (3-Month USD Libor+653 basis points), 10/15/2034[3,4,8]	995,223
1,750,000	OHA Credit Funding Ltd. Series 2019-2A, Class DR, 3.430% (3-Month USD Libor+330 basis points), 4/21/2034[3,4,8]	1,750,364
	OZLM Ltd.
600,000	Series 2015-12X, Class E, 6.779% (3-Month USD Libor+665 basis points), 4/30/2027[3,4]	570,593
1,250,000	Series 2018-22A, Class C, 2.772% (3-Month USD Libor+265 basis points), 1/17/2031[3,4,8]	1,207,287
1,000,000	Series 2014-6A, Class CS, 3.252% (3-Month USD Libor+313 basis points), 4/17/2031[3,4,8]	987,656

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	PPM CLO Ltd. Series 2019-3A, Class ER, 6.732% (3-Month USD Libor+661 basis points), 4/17/2034[3,4,8]	$745,875
	Recette CLO Ltd.
1,000,000	Series 2015-1A, Class YRR, 0.100%, 4/20/2034[3,8]	30,019
1,000,000	Series 2015-1A, Class FRR, 8.602% (3-Month USD Libor+847 basis points), 4/20/2034[3,4,8]	963,697
1,200,000	Regatta Funding LP Series 2013-2A, Class CR2, 3.824% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,8]	1,204,508
	Regatta Funding Ltd.
1,000,000	Series 2018-4A, Class D, 6.624% (3-Month USD Libor+650 basis points), 10/25/2031[3,4,8]	990,000
750,000	Series 2019-2A, Class D, 4.024% (3-Month USD Libor+390 basis points), 1/15/2033[3,4,8]	754,024
750,000	Series 2016-1A, Class ER2, 6.522% (3-Month USD Libor+640 basis points), 6/20/2034[3,4,8]	750,120
625,000	Riserva CLO Ltd. Series 2016-3A, Class FRR, 8.632% (3-Month USD Libor+851 basis points), 1/18/2034[3,4,8]	610,974
	Rockford Tower CLO Ltd.
1,900,000	Series 2020-1A, Class E, 7.032% (3-Month USD Libor+690 basis points), 1/20/2032[3,4,8]	1,908,592
1,000,000	Series 2021-3A, Class E, 6.855% (3-Month USD Libor+672 basis points), 10/20/2034[3,4,8]	985,000
1,500,000	Shackleton CLO Ltd. Series 2014-6RA, Class E, 5.732% (3-Month USD Libor+561 basis points), 7/17/2028[3,4,8]	1,473,750
1,000,000	Sound Point CLO Series 2019-3A, Class DR, 3.632% (3-Month USD Libor+350 basis points), 10/25/2034[3,4,8]	1,000,000
	Sound Point CLO Ltd.
500,000	Series 2016-2A, Class ER, 7.032% (3-Month USD Libor+690 basis points), 10/20/2028[3,4,8]	497,508
1,000,000	Series 2019-1A, Class DR, 3.632% (3-Month USD Libor+350 basis points), 1/20/2032[3,4,8]	996,073
1,500,000	Symphony CLO Ltd. Series 2014-14A, Class E, 4.727% (3-Month USD Libor+460 basis points), 7/14/2026[3,4,8]	1,497,750
	TCI-Flatiron CLO Ltd.
875,000	Series 2017-1A, Class D, 2.874% (3-Month USD Libor+275 basis points), 11/18/2030[3,4,8]	867,397

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2016-1A, Class DR2, 3.722% (3-Month USD Libor+360 basis points), 1/17/2032[3,4,8]	$1,004,589
1,500,000	Series 2016-1A, Class ER2, 7.122% (3-Month USD Libor+700 basis points), 1/17/2032[3,4,8]	1,502,442
1,000,000	TCI-Symphony CLO Ltd. Series 2016-1A, Class DR, 3.122% (3-Month USD Libor+300 basis points), 10/13/2029[3,4,8]	1,004,439
1,500,000	TCW CLO Ltd. Series 2019-2A, Class E, 7.532% (3-Month USD Libor+740 basis points), 10/20/2032[3,4,8]	1,502,672
1,000,000	Thompson Park CLO Ltd. Series 2021-1A, Class E, 6.434% (3-Month USD Libor+631 basis points), 4/15/2034[3,4,8]	994,048
	TICP CLO Ltd.
750,000	Series 2017-8A, Class D, 6.682% (3-Month USD Libor+655 basis points), 10/20/2030[3,4,8]	754,463
688,000	Series 2016-5A, Class ER, 5.872% (3-Month USD Libor+575 basis points), 7/17/2031[3,4,8]	682,030
1,000,000	Series 2019-14A, Class D, 7.282% (3-Month USD Libor+715 basis points), 10/20/2032[3,4,8]	1,002,114
560,000	Series 2019-13A, Class ER, 6.324% (3-Month USD Libor+620 basis points), 4/15/2034[3,4,8]	561,443
1,000,000	Trinitas CLO Ltd. Series 2019-11A, Class D2R, 4.124% (3-Month USD Libor+400 basis points), 7/15/2034[3,4,8]	997,595
800,000	Tryon Park CLO Ltd. Series 2013-1A, Class DR, 6.074% (3-Month USD Libor+595 basis points), 4/15/2029[3,4,8]	802,278
	Voya CLO Ltd.
750,000	Series 2014-3A, Class CR, 2.774% (3-Month USD Libor+265 basis points), 7/25/2026[3,4,8]	752,983
750,000	Series 2015-1A, Class CR, 2.472% (3-Month USD Libor+235 basis points), 1/18/2029[3,4,8]	725,592
500,000	Series 2013-1A, Class CR, 3.074% (3-Month USD Libor+295 basis points), 10/15/2030[3,4,8]	484,705
500,000	Series 2019-4A, Class E, 7.604% (3-Month USD Libor+748 basis points), 1/15/2033[3,4,8]	503,783
1,000,000	Series 2020-2A, Class ER, 6.524% (3-Month USD Libor+640 basis points), 7/19/2034[3,4,8]	1,000,222
750,000	Wind River CLO Ltd. Series 2014-3A, Class DR2, 3.528% (3-Month USD Libor+340 basis points), 10/22/2031[3,4,8]	736,103

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	York CLO Ltd.
1,000,000	Series 3A, Class ER, 6.532% (3-Month USD Libor+640 basis points), 10/20/2029[3,4,8]	$1,005,140
750,000	Series 2A, Class DR, 2.728% (3-Month USD Libor+260 basis points), 1/22/2031[3,4,8]	739,859
1,750,000	Series 5A, Class D, 3.478% (3-Month USD Libor+335 basis points), 10/22/2031[3,4,8]	1,752,373
250,000	Series 6A, Class D, 4.128% (3-Month USD Libor+400 basis points), 7/22/2032[3,4,8]	251,737
1,250,000	Series 7A, Class D, 3.928% (3-Month USD Libor+380 basis points), 1/22/2033[3,4,8]	1,254,591
	Total Asset-Backed Securities
	(Cost $162,887,302)	166,968,538
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.098%, 5/10/2044[3,8,9]	203,530
955,000	Elmwood CLO Ltd. Series 2020-2A, Class DR, 3.232% (3-Month USD Libor+310 basis points), 10/20/2034[3,4,8]	952,895
650,000	GS Mortgage Securities Corp. Series 2012-TMSQ, Class C, 3.458%, 12/10/2030[3,8,9]	639,073
750,000	Sixth Street CLO Ltd. Series 2021-17A, Class E, 6.332% (3-Month USD Libor+620 basis points), 1/20/2034[3,4,8]	756,082
	U.S. USDC
525,000	Series 2018-USDC, Class D, 4.493%, 5/13/2038[8,9]	495,302
1,250,000	Series 2018-USDC, Class E, 4.493%, 5/13/2038[8,9]	1,078,164
1,202,049	West Town Mall Trust Series 2017-KNOX, Class A, 3.823%, 7/5/2030[8]	1,208,240
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.755%, 8/10/2031[3,8,9]	400,702
750,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[8,9]	682,549
	Total Commercial Mortgage-Backed Securities
	(Cost $6,334,580)	6,416,537
	CORPORATE — 6.3%
	BASIC MATERIALS — 0.2%
425,000	EverArc Escrow Sarl 5.000%, 10/30/2029[3,5,8]	425,531

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS — 1.6%
600,000	Endure Digital, Inc. 6.000%, 2/15/2029[3,8]	$553,026
255,000	ION Trading Technologies Sarl 5.750%, 5/15/2028[3,5,8]	261,694
500,000	Kaixo Bondco Telecom S.A. 5.125%, 9/30/2029[3]	574,974
500,000	LCPR Senior Secured Financing DAC 5.125%, 7/15/2029[3,5,8]	504,425
500,000	Lorca Telecom Bondco S.A. 4.000%, 9/18/20273	582,794
1,000,000	Scripps Escrow II, Inc. 5.375%, 1/15/2031[3,8]	980,030
		3,456,943
	CONSUMER, CYCLICAL — 1.7%
500,000	American Airlines Group, Inc. 3.750%, 3/1/2025[8]	457,400
400,000	American Axle & Manufacturing, Inc. 5.000%, 10/1/2029[3]	382,957
205,000	Everi Holdings, Inc. 5.000%, 7/15/2029[3,8]	210,125
530,000	GYP Holdings Corp. 4.625%, 5/1/2029[3,8]	524,038
650,000	Life Time, Inc. 8.000%, 4/15/2026[3,8]	683,572
650,000	Lions Gate Capital Holdings LLC 5.500%, 4/15/2029[3,8]	665,437
360,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 5.625%, 9/1/2029[3,8]	366,750
395,000	Shea Homes LP / Shea Homes Funding Corp. 4.750%, 4/1/2029[3,8]	397,469
		3,687,748
	CONSUMER, NON-CYCLICAL — 1.1%
500,000	CoreLogic, Inc. 4.500%, 5/1/2028[3,8]	494,660
300,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 9.500%, 7/31/2027[3,5,8]	298,225
190,000	Endo Luxembourg Finance Co. I Sarl / Endo US, Inc. 6.125%, 4/1/2029[3,5,8]	187,429
270,000	Grifols Escrow Issuer S.A. 4.750%, 10/15/2028[3,5,8]	274,388

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
90,000	ModivCare Escrow Issuer, Inc. 5.000%, 10/1/2029[3,8]	$91,658
500,000	Modulaire Global Finance PLC 8.000%, 2/15/2023[3,5,8]	510,135
500,000	NESCO Holdings, Inc. 5.500%, 4/15/2029[3,8]	506,875
		2,363,370
	ENERGY — 0.8%
500,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.000%, 2/1/2029[3,8]	518,832
500,000	Genesis Energy LP / Genesis Energy Finance Corp. 7.750%, 2/1/2028[3]	494,747
300,000	Murray Energy Corp. 11.250%, 1/14/2022*,3,8,10	—
250,000	Nabors Industries Ltd. 7.250%, 1/15/2026[3,5,8]	242,924
450,000	Peabody Energy Corp. 6.375%, 3/31/2025[3,8,11]	410,252
		1,666,755
	INDUSTRIAL — 0.6%
180,000	Carriage Purchaser, Inc. 7.875%, 10/15/2029[3,8]	179,193
300,000	FXI Holdings, Inc. 12.250%, 11/15/2026[3,8]	334,231
350,000	Plastipak Holdings, Inc. 6.250%, 10/15/2025[3,8]	356,783
512,000	Trident TPI Holdings, Inc. 6.625%, 11/1/2025[3,8]	521,544
		1,391,751
	TECHNOLOGY — 0.1%
250,000	Helios Software Holdings, Inc. 4.625%, 5/1/2028[3,8]	247,188

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES — 0.2%
500,000	Pike Corp. 5.500%, 9/1/2028[3,8]	$509,375
	Total Corporate
	(Cost $14,007,205)	13,748,661
	Total Bonds
	(Cost $183,229,087)	187,133,736

Number of Shares
	COMMON STOCKS — 0.8%
	ENERGY — 0.1%
3,913	Phillips 66	292,614
	FINANCIAL — 0.7%
7,083	Equity Residential - REIT	611,971
6,878	SL Green Realty Corp. - REIT	481,942
10,700	Vornado Realty Trust - REIT	456,141
		1,550,054
	Total Common Stocks
	(Cost $1,871,353)	1,842,668

Number of Contracts
	PURCHASED OPTION CONTRACTS — 0.1%
	PUT OPTIONS — 0.1%
	EQUITY — 0.1%
784	Axalta Coating Systems, Ltd. Exercise Price: $31.00, Notional Amount: $2,430,400, Expiration Date: November 19, 2021	64,680
	SPDR S&P 500 ETF Trust
883	Exercise Price: $400.00, Notional Amount: $35,320,000, Expiration Date: November 19, 2021	31,347
316	Exercise Price: $400.00, Notional Amount: $12,640,000, Expiration Date: December 17, 2021	46,610

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTION CONTRACTS (Continued)
	EQUITY (Continued)
340	Exercise Price: $275.00, Notional Amount: $9,350,000, Expiration Date: January 21, 2022	$11,390
		154,027
	Total Put Options
	(Cost $389,829)	154,027
	Total Purchased Option Contracts
	(Cost $389,829)	154,027

Number of Shares
	WARRANTS — 0.0%
	ENERGY — 0.0%
508	Nabors Industries Ltd., Expiration Date: June 11, 2026*,5	3,759
	Total Warrants
	(Cost $—)	3,759
	SHORT-TERM INVESTMENTS — 7.1%
1,610,441	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[11,12]	1,610,441
13,890,350	Federated Treasury Obligations Fund - Institutional Class, 0.01%[12]	13,890,350
	Total Short-Term Investments
	(Cost $15,500,791)	15,500,791
	TOTAL INVESTMENTS — 104.5%
	(Cost $224,430,254)	228,441,337
	Liabilities in Excess of Other Assets — (4.5)%	(9,864,329)
	TOTAL NET ASSETS — 100.0%	$218,577,008

Principal Amount
	SECURITIES SOLD SHORT — (1.8)%
	BONDS — (1.8)%
	CORPORATE — (1.8)%
	CONSUMER, CYCLICAL — (1.2)%
$(520,000)	Party City Holdings, Inc. 8.750%, 2/15/2026[3,8]	(532,524)
(700,000)	Staples, Inc. 10.750%, 4/15/2027[3,8]	(669,631)
(1,500,000)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/1/2029[3,8]	(1,505,625)
		(2,707,780)

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL — (0.3)%
$(700,000)	Country Garden Holdings Co., Ltd. 3.300%, 1/12/2031[3,5]	$(633,494)
	INDUSTRIAL — (0.3)%
(650,000)	Jabil, Inc. 3.000%, 1/15/2031[3]	(665,900)
	Total Corporate
	(Proceeds $4,077,048)	(4,007,174)
	Total Bonds
	(Proceeds $4,077,048)	(4,007,174)
	Total Securities Sold Short
	(Proceeds $4,077,048)	$(4,007,174)

REIT–	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	All or a portion of the loan is unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $180,613,388 which represents 82.63% of total net assets of the Fund.
[9]	Variable rate security.
[10]	Security is in default.
[11]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $2,020,692, which represents 0.92% of total net assets of the Fund.
[12]	The rate is the annualized seven-day yield at period end.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (Moody's/ S&P)	Pay/(b) Receive Fixed Rate	Fixed/Rate Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley
HCA, Inc.		Pay	5%/Quarterly	12/20/26	$(1,900,000)	$(393,632)	$(5,258)	$(398,890)
J.P. Morgan
Markit CMBX Investment Grade CDSI Series 6 Index	BBB-	Receive	3%/Quarterly	5/11/63	1,000,000	(241,250)	(36,196)	(277,446)
Markit CDX NA Investment Grade CDSI Series 33 Index	BBB-	Receive	1%/Quarterly	12/20/24	2,000,000	(51,000)	26,121	(24,879)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(685,882)	$(15,333)	$(701,215)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at October 31, 2021.

(b)	If Palmer Square Opportunistic Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Opportunistic Income Fund is receiving a fixed rate, Palmer Square Opportunistic Income Fund acts as guarantor of the variable instrument.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Currency Amount Purchased	Value At Settlement Date	Value At October 31, 2021	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	1,050,000	$1,277,624	$1,218,557	$(59,067)
				1,277,624	1,218,557	(59,067)

Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At October 31, 2021	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	(5,800,000)	$(6,976,741)	$(6,740,790)	$235,951
				(6,976,741)	(6,740,790)	235,951
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(5,699,117)	$(5,522,233)	$176,884

EUR – Euro